Consolidated Statements of Operations and Comprehensive Loss - CAD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
REVENUE
Royalty income	$ 171,471	$ 8,646	$ 31,134
Research income	0	250,000	0
Total revenue	171,471	258,646	31,134
EXPENSES
Research and development	1,845,599	414,005	721,851
Intellectual property	1,447,847	785,957	846,137
General and administrative	4,275,603	3,654,142	2,186,273
EXPENSES	7,569,049	4,854,104	3,754,261
LOSS FROM OPERATIONS	(7,397,578)	(4,595,458)	(3,723,127)
INTEREST AND OTHER INCOME	434,496	446,765	247,918
MANAGEMENT FEE INCOME	114,435	342,469	364,210
GAIN ON DILUTION OF INVESTMENT IN MERIT FUNCTIONAL FOODS CORPORATION	961,164	6,384,942	0
SHARE OF LOSS IN MERIT FUNCTIONAL FOODS CORPORATION	(4,294,789)	(2,421,459)	(939,806)
INTEREST AND OTHER EXPENSE	(72,527)	(770,404)	(589,277)
FOREIGN EXCHANGE (LOSS) GAIN	(3,608)	(4,347)	2,153
LOSS ON DISPOSAL OF EQUIPMENT	0	0	(949)
CHANGE IN FAIR VALUE OF DERIVATIVE LIABILITY	0	0	5,384
LOSS AND COMPREHENSIVE LOSS FOR THE YEAR	$ (10,258,407)	$ (617,492)	$ (4,633,494)
BASIC AND DILUTED LOSS PER SHARE	$ (0.09)	$ (0.01)	$ (0.06)